Income Taxes - Differences between Income Taxes Calculated at Federal Statutory Rate and Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal taxes based on statutory rate	$ 1,524	$ 1,575	$ 2,643
State income taxes, net of federal benefit	145	133	(48)
Tax-exempt investment interest	(309)	(487)	(1,074)
Revaluation of net deferred tax assets as a result of the Tax Cuts and Jobs Act			2,559
Other, net	(6)	(394)	(9)
Income tax expense	$ 1,354	$ 828	$ 4,071